Liquidity and Going Concern Analysis (Details) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 31, 2021	Apr. 20, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Liquidity and Going Concern Analysis (Details) [Line Items]
Cash			$ 1,926,714		$ 3,291,646
Working capital deficit			503,527		1,732,530
Accumulated deficit			(33,373,312)		(32,205,189)	$ (21,784,910)
Net loss			1,168,123		10,412,582
Net cash used by operating activities			(1,342,918)	$ (1,216,959)	$ (3,769,854)	$ (2,117,297)
Sales of common stock (in Shares)	3,703,704
Exercise price (in Dollars per share)	$ 0.65
Offering price (in Dollars per share)	$ 0.54
Gross proceeds	$ 2,000,000
Sale of additional common stock			$ 48,000,000
Common Stock [Member]
Liquidity and Going Concern Analysis (Details) [Line Items]
Resale of common stock		$ 50,000,000
Sales of common stock (in Shares)	3,703,704
Five-Year Warrants [Member]
Liquidity and Going Concern Analysis (Details) [Line Items]
Sales of common stock (in Shares)	1,851,852